Related Party Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Husky-CNOOC Madura Ltd.
Disclosure of transactions between related parties [line items]
Share of equity investment			40.00%
Distributions received			$ 68	$ 61
Joint venture, contributions			$ 0	31
Husky Midstream Limited Partnership
Disclosure of transactions between related parties [line items]
Share of equity investment			35.00%
Distributions received			$ 65	56
Joint venture, contributions			51	62
Investments in Equity-Accounted Affiliates	$ 0		0		$ 0
Unrecognised share of losses of joint ventures			42		$ 31
Husky Midstream Limited Partnership | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	47	$ 49	116	112
Purchases of goods, related party transactions	$ 67	$ 67	$ 207	$ 205